Unaudited Condensed Consolidated Statement of Cash Flows £ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 GBP (£)	Jun. 30, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Cash Flows from Operating Activities:
Net income (loss) | $	$ 58,486,892			$ (113,069,866)
Formation cost paid by Sponsor in exchange for issuance of Class B ordinary shares | $				5,000
Interest earned on marketable securities held in Trust Account | $	(156,850)			(97,827)
Unrealized gain on marketable securities held in Trust Account | $	12,552			(11,540)
Transaction costs allocable to warrant liabilities | $				1,316,194
Change in fair value of warrant liability | $	(64,296,618)			111,326,374
Other cash flows from operating activities:
Investment of cash in Trust Account | $				(804,990,900)
Net cash used in investing activities | $				(804,990,900)
Proceeds from Executive Loans | $	3,500,000
Changes in operating assets and liabilities:
Prepaid expenses | $	912,528			(3,331,178)
Accrued expenses | $	2,824,882			91,069
Net cash used in operating activities | $	(2,216,614)			(3,771,774)
Cash Flows from Investing Activities:
Proceeds from sale of Units, net of underwriting discounts paid | $				788,891,082
Proceeds from sale of Private Placement Warrants | $				21,129,818
Proceeds from promissory note – related party | $				500,000
Repayment of promissory note – related party | $				(500,000)
Payment of offering costs | $				(624,871)
Net cash (used in)/generated from financing activities | $	3,500,000			809,396,029
Net (decrease)/increase in cash and cash equivalents | $	1,283,386			633,355
Cash and cash equivalents at the beginning of the period | $	633,355
Cash and cash equivalents at the end of the period | $	1,916,741			633,355
Non-Cash Investing and Financing Activities:
Initial classification of Class A ordinary shares subject to possible redemption | $				720,744,700
Change in value of Class A ordinary shares subject to possible redemption | $	$ 185,045,198			(100,545,333)
Offering costs paid directly by Sponsor from proceeds from issuance of Class B ordinary shares | $				20,000
Deferred underwriting fee payable | $				28,174,682
Forfeiture of Founder Shares | $				$ (64)
AJAX I [Member]
Cash Flows from Operating Activities:
Net income (loss)		£ (102,113)	£ (30,766)		£ (102,687)	£ (17,964)	£ (179)
Depreciation of property, plant, and equipment		10,531	2,039		11,759	705
Amortisation of intangible assets		4,618	457		1,292	76
Finance income		(166)	(185)		(486)	(170)
Finance expense		1,793	627		1,361	456
Share based payment expense		12,688	326		3,759	199
Tax credit		(7,326)			(969)
Adjustments to reconcile profit (loss)		(79,975)	(27,502)		(85,965)	(16,698)	(179)
Movements in working capital:
Decrease/(increase) in trade and other receivables		8,508	(10,571)		(4,789)	(12,158)	(49)
Increase in inventory		(12,294)	(3,095)		(36,961)	(42,970)
Increase in trade and other payables		28,106	9,727		10,394	4,123	114
Total working capital movements		24,320	(3,939)		(31,356)	(51,005)	65
Other cash flows from operating activities:
Interest received		166	185		478	149
Tax credit received					969
Purchases of property, plant, and equipment		(34,685)	(568)		(17,919)	(2,422)
Net cash used in investing activities		(119,190)	(1,255)		(36,338)	(5,666)	(20)
Purchases and development of intangible fixed assets		(4,810)	(687)		(1,889)	(3,244)	(20)
Acquisition of subsidiaries, net of cash acquired		(79,695)			(16,530)
Issue of ordinary shares					348,870	50,000	26,500
Proceeds from issue of shares			125,000
Proceeds from stocking loans		217,399	49,152		216,444	42,825
Repayment of stocking loans		(218,520)	(49,509)		(196,082)	(10,348)
Repayment of mortgages		(1,070)			(443)
Interest paid on loans and borrowings		(1,711)	(627)		(1,298)	(456)
Lease payments		(4,596)	(3,188)		(6,294)	(628)
Changes in operating assets and liabilities:
Net cash used in operating activities		(55,489)	(31,256)		(115,874)	(67,554)	(114)
Cash Flows from Investing Activities:
Net cash (used in)/generated from financing activities		(8,498)	120,828		361,197	81,393	26,500
Net (decrease)/increase in cash and cash equivalents		(183,177)	88,317		208,985	8,173	26,366
Cash and cash equivalents at the beginning of the period		243,524	34,539		34,539	26,366
Cash and cash equivalents at the end of the period		£ 60,347	£ 122,856		£ 243,524	£ 34,539	£ 26,366